5. Leases (Tables)	12 Months Ended
Dec. 31, 2021
5. Leases
Lease expense
(Dollars in thousands)
December 31, 2021

Operating lease cost	$737

Other information:
Cash paid for amounts included in the measurement of lease liabilities	717
Operating cash flows from operating leases	-
Right-of-use assets obtained in exchange for new lease liabilities - operating leases	1,927
Weighted-average remaining lease term - operating leases	8.02
Weighted-average discount rate - operating leases	2.39%

Maturity analysis of operating lease liabilities
(Dollars in thousands)

Maturity Analysis of Operating Lease Liabilities:	December 31, 2021

2022	$740
2023	746
2024	691
2025	635
2026	518
Thereafter	1,838
Total	5,168
Less: Imputed Interest	(491)
Operating Lease Liability	$4,677